Remuneration of auditors (Tables)	12 Months Ended
Jun. 30, 2018
Auditors Remuneration [Abstract]
Summary of Fees were Paid or Payable for Services Provided by the Auditor of the Parent Entity

During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

	Year Ended June 30,
(in U.S. dollars)	2018	2017	2016
a. PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	620,837	729,598	437,373
Other audit services(1)	92,403	42,306	345,965
Total remuneration of PricewaterhouseCoopers Australia	713,240	771,904	783,338

b. Network firms of PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	93,839	77,723	95,315
Total remuneration of Network firms of PricewaterhouseCoopers Australia	93,839	77,723	95,315
Total auditors' remuneration(2)	807,079	849,627	878,653

(1)	Audit and review of financial reports and registration statements in connection with the United States initial public offering, filing on Form S-8, F-3 and related Australian prospectuses.
(2)	All services provided are considered audit services for the purpose of SEC classification.